Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation [Line Items]
Stock based compensation expense	$ 24	$ 31	$ 35	$ 39	$ 33
Stock based compensation expense, stock awards percentage			80.00%	80.00%	70.00%
stock-based compensation expense capitalized			$ 0	$ 0	$ 0
Unrecognized compensation costs on non-vested stock option grants (pretax)			$ 11
Unrecognized compensation costs on non-vested awards, weighted average period of recognition in years			1 year 7 months 6 days
Expense related to the acceleration of expense related to retirement-eligible employees			$ 6	$ 8	$ 8
Stock option granted, Fair value			$ 4.47	$ 2.84	$ 2.24
Average risk-free interest rate, minimum			0.07%
Average risk-free interest rate, maximum			1.83%
Dividend yield			0.80%
Volatility, minimum			32.00%
Volatility, maximum			41.00%
Annual pre- and post-vesting forfeitures			7.00%
Exercise behavior			50.00%
Life (years)			5 years 10 months 24 days
Number of options, Outstanding weighted average remaining contractual life			5 years 9 months
Total intrinsic value of options outstanding			$ 1
Stock options vested			4
Stock option exercisable			4
Weighted average remaining contractual life, vested and exercisable			4 years 11 months 27 days
Weighted average exercise price, vested and exercisable			$ 11.94
Total intrinsic value of options vested and exercisable			$ 1
Cash received from option exercises			5	$ 24	$ 1
Total intrinsic value of options exercised			3	13
Employees [Member]
Share Based Compensation [Line Items]
Stock based compensation expense			$ 21	$ 21	$ 16